THE MAINSTAY FUNDS

MAINSTAY HIGH CORPORATE BOND FUND

51 Madison Avenue

New York, NY 10010

November 8, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Form N-14 for The MainStay Funds
MainStay High Yield Corporate Bond Fund

Dear Sir/Madam:

On behalf of The MainStay Funds (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission an Information Statement/Prospectus on Form N-14 for MainStay High Yield Corporate Bond Fund, a series of the Registrant.

Please direct any questions concerning the filing to the undersigned at (201) 685-6221.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary